UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Target Return Fund

SEMIANNUAL REPORT

April 30, 2011

DTR-SEM

MFS® DIVERSIFIED TARGET RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay (b)	Net Market Exposure (c)
Equity	U.S. Large Cap	36.5%	(26.8)%	9.7%
	U.S. Small/Mid Cap	22.5%	(15.3)%	7.2%
	North America ex-U.S.	1.1%	(1.3)%	(0.2)%
	United Kingdom	6.0%	(5.8)%	0.2%
	Japan	5.0%	(0.9)%	4.1%
	Europe ex-U.K.	12.2%	6.3%	18.5%
	Asia/Pacific ex-Japan	1.8%	(5.8)%	(4.0)%
	Emerging Markets	4.1%	7.6%	11.7%
	Developed - Middle East/Africa	0.7%	0.0%	0.7%
Fixed Income	U.S. Bonds	0.0%	(20.4)%	(20.4)%
	United Kingdom	0.0%	16.4%	16.4%
	Japan	0.0%	(34.6)%	(34.6)%
	Europe ex-U.K.	0.0%	(20.6)%	(20.6)%
	Emerging Markets	0.0%	5.0%	5.0%
Cash	Cash and Equivalents (d)	2.9%	70.8%	73.7%
	Derivative Cash Equivalents (e)	0.0%	32.6%	32.6%

Top ten holdings (c)
Citibank GBP Fixed Rate Swap - 3.712 MAR 22 21	16.4%
Markit Index CDX.NA Series 14 - 5.00 JUN 20 15	9.4%
FTSE 100 Future - JUN 17 11	(5.8)%
OMX Index Future - MAY 20 11	(6.9)%
Deutsche Bank USD Fixed Rate Swap - 2.494 APR 11 16	(7.2)%
S&P 400 Mid Cap E-Mini Future - JUN 17 11	(11.6)%
Goldman Sachs CHF Fixed Rate Swap - 0.815 MAR 28 13	(20.6)%
Citibank Fixed Rate Swap - 2.235 MAR 23 16	(24.3)%
S&P 500 Future - JUN 16 11	(25.3)%
Deutsche Bank JPY Fixed Rate Swap - 1.268 MAR 25 21	(34.6)%

Portfolio Composition – continued

(a)	For purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of option contracts which may be used to enhance active security selection. These amounts may be negative from time to time.
(b)	Represents the Fund’s tactical exposure to markets and currencies through use of derivative instruments.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash and Equivalents includes cash, other assets less liabilities, short term securities, payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Cash Equivalents represent the offsetting of the leverage produced by the Fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.40%	$1,000.00	$1,020.22	$7.01
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
B	Actual	2.15%	$1,000.00	$1,016.54	$10.75
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
C	Actual	2.15%	$1,000.00	$1,017.02	$10.75
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
I	Actual	1.15%	$1,000.00	$1,022.11	$5.77
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
W	Actual	1.25%	$1,000.00	$1,023.08	$6.27
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.15%	$1,000.00	$1,016.25	$10.75
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
R2	Actual	1.65%	$1,000.00	$1,018.99	$8.26
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R3	Actual	1.40%	$1,000.00	$1,020.87	$7.01
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
R4	Actual	1.15%	$1,000.00	$1,022.08	$5.77
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 89.6%
Issuer	Shares/Par	Value ($)

Aerospace - 2.3%
BE Aerospace, Inc. (a)	2,020	$77,952
Boeing Co.	650	51,857
Cobham PLC	37,399	142,493
Goodrich Corp.	4,990	440,966
HEICO Corp.	413	19,866
Honeywell International, Inc.	9,010	551,682
Huntington Ingalls Industries, Inc. (a)	398	15,920
Lockheed Martin Corp.	12,744	1,009,962
Moog, Inc., “A” (a)	2,490	109,859
Northrop Grumman Corp.	10,709	681,199
Precision Castparts Corp.	2,591	400,361
Rolls Royce Group PLC	4,700	50,362
United Technologies Corp.	8,730	782,033

		$4,334,512
Airlines - 0.3%
Allegiant Travel Co.	1,330	$59,677
Copa Holdings S.A., “A”	1,510	87,807
Delta Air Lines, Inc. (a)	5,680	58,958
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,590	94,064
Qantas Airways Ltd. (a)	39,175	90,603
Southwest Airlines Co.	1,720	20,210
United Continental Holdings, Inc. (a)	5,120	116,838

		$528,157
Alcoholic Beverages - 0.7%
Diageo PLC	19,539	$397,518
Heineken N.V.	12,673	758,614
Pernod Ricard S.A.	1,680	168,858
Tsingtao Brewery Co. Ltd.	6,000	31,869

		$1,356,859
Apparel Manufacturers - 1.0%
Arezzo Indústria e Comércio S.A. NPV (a)	4,700	$72,866
Compagnie Financiere Richemont S.A.	1,337	86,403
Deckers Outdoor Corp. (a)	1,540	130,684
Gerry Weber International AG	1,612	105,055
Hanesbrands, Inc. (a)	2,890	93,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - continued
Li & Fung Ltd.	46,000	$235,146
LVMH Moet Hennessy Louis Vuitton S.A.	3,166	568,580
NIKE, Inc., “B”	1,830	150,646
Pandora A/S	1,000	45,044
Phillips-Van Heusen Corp.	4,700	330,927
Swatch Group Ltd.	177	87,068

		$1,906,373
Automotive - 1.4%
Bayerische Motoren Werke AG	2,852	$268,957
BorgWarner Transmission Systems, Inc. (a)	1,440	111,226
DENSO Corp.	5,000	167,445
Geely Automobile Holdings Ltd.	275,000	110,124
General Motors Co. (a)	5,430	174,249
GKN PLC	6,626	24,681
Honda Motor Co. Ltd.	9,500	364,469
Johnson Controls, Inc.	15,960	654,360
Lear Corp.	1,520	77,733
Magna International, Inc.	1,240	63,550
TRW Automotive Holdings Corp. (a)	8,116	463,099
USS Co. Ltd.	950	72,971

		$2,552,864
Biotechnology - 0.9%
Abcam PLC	21,084	$138,670
Actelion Ltd. (a)	697	41,055
Alexion Pharmaceuticals, Inc. (a)	2,570	249,007
Alimera Sciences, Inc. (a)	720	6,408
Amgen, Inc. (a)	10,280	584,418
Anacor Pharmaceuticals, Inc. (a)	3,720	24,626
Dendreon Corp. (a)	2,290	99,455
Gen-Probe, Inc. (a)	3,030	251,248
Gilead Sciences, Inc. (a)	3,490	135,552
Pacific Biosciences of California, Inc. (a)	1,500	18,360
SEQUENOM, Inc. (a)	3,320	23,406

		$1,572,205
Broadcasting - 1.7%
CBS Corp., “B”	20,905	$527,224
Discovery Communications, Inc., “A” (a)	4,220	186,777
Fuji Television Network, Inc.	52	69,796
Interpublic Group of Cos., Inc.	18,710	219,843
Nielsen Holdings B.V. (a)	1,330	39,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - continued
Nippon Television Network Corp.	1,450	$206,737
Omnicom Group, Inc.	2,915	143,389
Publicis Groupe	6,494	368,007
QuinStreet, Inc. (a)	5,400	97,632
Rightmove PLC	9,816	173,799
Viacom, Inc., “B”	9,120	466,579
Walt Disney Co.	13,690	590,039

		$3,089,576
Brokerage & Asset Managers - 1.8%
Aberdeen Asset Management PLC	40,150	$153,578
Affiliated Managers Group, Inc. (a)	6,350	692,658
Blackrock, Inc.	1,082	212,007
BM&F Bovespa S.A.	25,500	191,428
Charles Schwab Corp.	2,300	42,113
CME Group, Inc.	990	292,812
Daiwa Securities Group, Inc.	28,000	121,036
Deutsche Boerse AG	3,011	250,192
Evercore Partners, Inc.	1,420	49,544
Franklin Resources, Inc.	1,120	144,614
GFI Group, Inc.	36,420	186,106
ICAP PLC	7,598	65,804
IG Group Holdings PLC	24,417	190,466
IntercontinentalExchange, Inc. (a)	1,020	122,757
Lazard Ltd.	3,200	131,200
NASDAQ OMX Group, Inc. (a)	7,452	201,949
Nomura Holdings, Inc.	23,000	118,002
Schroders PLC	4,958	157,185
Stifel Financial Corp. (a)	359	16,399
TD AMERITRADE Holding Corp.	3,630	78,190

		$3,418,040
Business Services - 2.8%
Accenture Ltd., “A”	16,720	$955,214
Amadeus Holdings AG (a)	14,555	304,832
Bunzl PLC	8,470	105,260
Calix, Inc. (a)	2,820	61,645
Capita Group PLC	7,834	96,309
Cielo S.A.	18,697	172,922
Cognizant Technology Solutions Corp., “A” (a)	5,630	466,727
Compass Group PLC	29,520	288,208
Concur Technologies, Inc. (a)	4,490	259,836
Constant Contact, Inc. (a)	1,850	51,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Dun & Bradstreet Corp.	1,920	$157,786
FleetCor Technologies, Inc. (a)	5,890	220,934
Gartner, Inc. (a)	3,850	165,204
Hays PLC	50,361	99,851
Infosys Technologies Ltd., ADR	780	50,840
Intertek Group PLC	9,010	319,809
LPS Brasil - Consultoria de Imoveis S.A.	2,600	70,404
Michael Page International PLC	13,903	128,190
Mitsubishi Corp.	7,000	189,130
MSCI, Inc., “A” (a)	4,970	176,286
Nomura Research Institute Ltd.	13,100	282,729
Sodexo	2,085	162,470
Towers Watson & Co.	470	26,959
Verisk Analytics, Inc., “A” (a)	7,350	241,815
Western Union Co.	3,810	80,963

		$5,135,587
Cable TV - 0.7%
Comcast Corp., “Special A”	10,200	$250,410
DIRECTV, “A” (a)	9,950	483,471
Dish Network Corp., “A” (a)	1,810	45,322
Time Warner Cable, Inc.	4,672	365,023
Virgin Media, Inc.	2,380	72,019

		$1,216,245
Chemicals - 1.4%
3M Co.	4,480	$435,501
Celanese Corp.	12,170	607,526
E.I. du Pont de Nemours & Co.	8,439	479,251
Ecolab, Inc.	4,300	226,868
Givaudan S.A.	122	135,681
Monsanto Co.	4,590	312,304
Nufarm Ltd. (a)	33,309	176,343
PPG Industries, Inc.	3,257	308,340

		$2,681,814
Computer Software - 3.5%
Ariba, Inc. (a)	1,500	$52,155
Autodesk, Inc. (a)	15,850	712,933
Autonomy Corp. PLC (a)	6,051	162,727
Blackboard, Inc. (a)	1,550	74,571
Check Point Software Technologies Ltd. (a)	12,970	712,442
Compuware Corp. (a)	2,930	33,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Dassault Systemes S.A.	3,598	$292,678
Informatica Corp. (a)	560	31,366
Intuit, Inc. (a)	11,220	623,383
Microsoft Corp.	6,290	163,666
Nuance Communications, Inc. (a)	5,070	104,949
OBIC Co. Ltd.	1,000	186,315
Oracle Corp.	52,643	1,897,780
Parametric Technology Corp. (a)	11,110	269,640
Red Hat, Inc. (a)	7,470	354,601
Salesforce.com, Inc. (a)	210	29,106
SAP AG	1,645	105,987
SolarWinds, Inc. (a)	2,800	67,844
SuccessFactors, Inc. (a)	3,710	128,626
Symantec Corp. (a)	1,480	29,082
VeriSign, Inc.	11,790	435,758

		$6,468,806
Computer Software - Systems - 3.7%
Acer, Inc.	154,633	$289,412
Acer, Inc., GDR	8,354	74,267
Apple, Inc. (a)	6,484	2,257,923
Asustek Computer, Inc.	5,000	45,044
BroadSoft, Inc. (a)	430	19,544
Cornerstone OnDemand, Inc. (a)	1,770	33,878
DemandTec, Inc. (a)	3,780	41,845
EMC Corp. (a)	24,120	683,561
Hewlett-Packard Co.	3,474	140,245
International Business Machines Corp.	7,609	1,297,943
IntraLinks Holdings, Inc. (a)	1,490	47,322
Konica Minolta Holdings, Inc.	56,000	493,975
MICROS Systems, Inc. (a)	5,520	287,150
National Instruments Corp.	3,460	104,976
NICE Systems Ltd., ADR (a)	5,670	216,197
PROS Holdings, Inc. (a)	4,870	76,362
Qlik Technologies, Inc. (a)	2,650	84,959
Ricoh Co. Ltd.	9,000	99,468
SciQuest, Inc. (a)	4,050	57,753
ServiceSource International, Inc. (a)	3,260	40,750
Velti PLC (a)	2,410	44,392
Venture Corp. Ltd.	10,000	78,837
Verifone Systems, Inc. (a)	3,720	203,930
Wincor Nixdorf AG	1,517	125,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Xerox Corp.	8,680	$87,581

		$6,932,691
Conglomerates - 0.2%
Alfa S.A.B de C.V.	14,404	$215,715
Hutchison Whampoa Ltd.	10,000	114,212

		$329,927
Construction - 1.6%
Beacon Roofing Supply, Inc. (a)	9,460	$211,147
Bellway PLC	11,221	132,513
China Shanshui Cement Group Ltd.	122,000	136,668
Corporacion GEO S.A.B. de C.V. (a)	53,600	158,215
Eagle Materials, Inc.	4,560	132,650
Geberit AG	985	230,592
Lennox International, Inc.	680	33,055
NVR, Inc. (a)	524	387,409
Owens Corning (a)	19,070	721,609
Pulte Homes, Inc. (a)	3,280	26,666
Sherwin-Williams Co.	3,880	319,285
Stanley Black & Decker, Inc.	6,634	481,960
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,640	11,117

		$2,982,886
Consumer Products - 1.6%
Avon Products, Inc.	16,540	$485,945
Christian Dior S.A.	1,085	174,124
Colgate-Palmolive Co.	640	53,984
Energizer Holdings, Inc. (a)	1,180	89,125
Henkel KGaA, IPS	5,758	392,139
International Flavors & Fragrances, Inc.	580	36,842
Kao Corp.	10,200	255,511
Kimberly-Clark Corp.	1,266	83,632
Kimberly-Clark de Mexico S.A. de C.V., “A”	6,600	40,838
Kose Corp.	2,200	57,516
L’occitane International S.A. (a)	14,500	34,727
Newell Rubbermaid, Inc.	5,230	99,684
Procter & Gamble Co.	7,182	466,112
Reckitt Benckiser Group PLC	9,435	523,854
Uni-Charm Corp.	2,200	87,630

		$2,881,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	6,900	$153,509
H&R Block, Inc.	3,520	60,861
Monster Worldwide, Inc. (a)	8,920	146,377
Priceline.com, Inc. (a)	632	345,710
Sotheby’s	3,140	158,633

		$865,090
Containers - 0.3%
Ball Corp.	4,910	$183,192
Brambles Ltd.	5,671	41,834
Crown Holdings, Inc. (a)	1,310	48,994
Graham Packaging Co., Inc. (a)	11,770	270,710
Owens-Illinois, Inc. (a)	1,250	37,088

		$581,818
Electrical Equipment - 2.1%
Acuity Brands, Inc.	1,100	$64,680
AMETEK, Inc.	7,365	339,085
Danaher Corp.	24,030	1,327,417
General Electric Co.	25,220	515,749
Legrand S.A.	7,890	360,288
Mettler-Toledo International, Inc. (a)	650	121,810
Schneider Electric S.A.	3,281	579,757
Sensata Technologies Holding B.V. (a)	2,750	96,553
Siemens AG	3,098	450,693
Spectris PLC	2,889	71,564

		$3,927,596
Electronics - 2.9%
Advanced Micro Devices, Inc. (a)	34,217	$311,375
Aeroflex Holding Corp. (a)	2,770	49,029
Agilent Technologies, Inc. (a)	1,370	68,377
ARM Holdings PLC	16,512	171,139
ASML Holding N.V.	8,420	351,619
Broadcom Corp., “A”	1,440	50,659
Corning, Inc.	1,440	30,154
DynaVox, Inc., “A” (a)	4,760	27,846
Entegris, Inc. (a)	3,940	34,002
Fabrinet (a)	4,390	101,190
First Solar, Inc. (a)	1,290	180,045
Halma PLC	12,077	75,345
Hittite Microwave Corp. (a)	2,950	189,951
Hoya Corp.	2,300	49,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Infineon Technologies AG	8,318	$94,422
Inphi Corp. (a)	2,340	50,497
Intel Corp.	29,250	678,308
IPG Photonics Corp. (a)	770	53,484
Jabil Circuit, Inc.	3,870	76,781
JDS Uniphase Corp. (a)	6,860	142,962
KLA-Tencor Corp.	1,320	57,948
Linear Technology Corp.	3,410	118,668
Microchip Technology, Inc.	8,590	352,534
Monolithic Power Systems, Inc. (a)	3,970	67,411
National Semiconductor Corp.	1,750	42,210
NetLogic Microsystems, Inc. (a)	2,110	91,004
Samsung Electronics Co. Ltd.	465	387,482
Samsung Electronics Co. Ltd., GDR	235	97,643
SanDisk Corp. (a)	2,000	98,280
Semtech Corp. (a)	2,210	62,035
Siliconware Precision Industries Co. Ltd., ADR	28,604	193,935
Stratasys, Inc. (a)	150	8,078
Taiwan Semiconductor Manufacturing Co. Ltd.	72,654	185,704
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,082	352,107
Teradyne, Inc. (a)	15,780	254,058
Varian Semiconductor Equipment Associates, Inc. (a)	4,340	181,976
Veeco Instruments, Inc. (a)	2,120	108,396

		$5,446,219
Energy - Independent - 2.6%
Apache Corp.	4,450	$593,497
Bankers Petroleum Ltd. (a)	21,295	186,808
Berry Petroleum Corp.	730	38,785
Cabot Oil & Gas Corp.	4,310	242,567
Cairn Energy PLC (a)	16,504	124,577
CNOOC Ltd.	32,000	78,947
Concho Resources, Inc. (a)	1,890	201,947
CONSOL Energy, Inc.	1,580	85,462
CVR Energy, Inc. (a)	1,620	36,013
Denbury Resources, Inc. (a)	5,370	121,201
Energy XXI (Bermuda) Ltd. (a)	2,292	83,085
EOG Resources, Inc.	4,200	474,222
Frontier Oil Corp.	1,240	34,646
INPEX Corp.	74	567,682
LyondellBasell Industries N.V., “A” (a)	960	42,720
Newfield Exploration Co. (a)	4,990	353,292

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Niko Resources Ltd.	855	$72,248
Noble Energy, Inc.	2,180	209,869
Oasis Petroleum LLC (a)	1,880	57,772
Occidental Petroleum Corp.	6,360	726,884
Petrohawk Energy Corp. (a)	5,210	140,722
Southwestern Energy Co. (a)	1,340	58,772
Ultra Petroleum Corp. (a)	900	45,711
Whiting Petroleum Corp. (a)	3,660	254,370

		$4,831,799
Energy - Integrated - 4.2%
BG Group PLC	6,325	$162,014
BP PLC	83,623	646,088
BP PLC, ADR	2,800	129,192
Chevron Corp.	15,765	1,725,322
China Petroleum & Chemical Corp.	88,000	88,609
ConocoPhillips	3,120	246,262
EQT Corp.	2,300	121,003
Exxon Mobil Corp. (s)	24,031	2,114,728
Hess Corp.	5,376	462,121
Marathon Oil Corp.	5,720	309,109
OAO Gazprom, ADR	7,600	128,212
Petroleo Brasileiro S.A., ADR	3,780	141,107
QEP Resources, Inc.	9,442	403,457
Royal Dutch Shell PLC, “A”	23,187	899,514
Suncor Energy, Inc.	4,009	184,783

		$7,761,521
Engineering - Construction - 0.8%
Fluor Corp.	13,100	$916,214
JGC Corp.	17,000	420,975
Keppel Corp. Ltd.	13,200	128,328
Outotec Oyj	1,456	92,279

		$1,557,796
Food & Beverages - 3.3%
Barry Callebaut AG	43	$41,086
Britvic PLC	15,040	102,875
Bunge Ltd.	3,430	258,759
Coca-Cola Co.	3,500	236,110
Diamond Foods, Inc.	620	40,672
Dr Pepper Snapple Group, Inc.	19,678	771,378
Flowers Foods, Inc.	1,320	40,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
General Mills, Inc.	15,620	$602,620
Green Mountain Coffee Roasters, Inc. (a)	3,810	255,118
Groupe Danone	13,280	972,764
J.M. Smucker Co.	2,335	175,288
Kellogg Co.	1,810	103,659
Kerry Group PLC	2,365	98,082
McCormick & Co., Inc.	710	34,875
Mead Johnson Nutrition Co., “A”	5,540	370,515
Metro, Inc., “A”	480	23,489
Nestle S.A.	20,445	1,269,245
PepsiCo, Inc. (s)	8,720	600,721
Ralcorp Holdings, Inc. (a)	890	69,242
Want Want China Holdings Ltd.	42,000	37,694

		$6,104,531
Food & Drug Stores - 1.0%
CVS Caremark Corp.	2,190	$79,366
Dairy Farm International Holdings Ltd.	9,900	87,516
Kroger Co.	1,970	47,891
Lawson, Inc.	10,100	496,197
Tesco PLC	70,486	475,125
Walgreen Co.	10,850	463,512
Whole Foods Market, Inc.	4,658	292,336

		$1,941,943
Forest & Paper Products - 0.0%
Universal Forest Products, Inc.	2,620	$84,600

Furniture & Appliances - 0.0%
SodaStream International Ltd. (a)	1,170	$53,516

Gaming & Lodging - 0.8%
Ameristar Casinos, Inc.	2,530	$50,474
Carnival Corp.	1,830	69,668
International Game Technology	1,490	26,358
Las Vegas Sands Corp. (a)	1,810	85,088
Marriott International, Inc., “A”	2,390	84,367
Morgans Hotel Group Co. (a)	7,280	62,972
Pinnacle Entertainment, Inc. (a)	6,140	85,223
Royal Caribbean Cruises Ltd. (a)	15,065	599,888
Sands China Ltd. (a)	135,200	379,509

		$1,443,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.1%
Costco Wholesale Corp.	1,890	$152,939
Daiei, Inc. (a)	5,550	19,444
Dollar General Corp. (a)	7,710	251,269
Dunelm Group PLC	14,082	107,354
Kohl’s Corp.	6,220	327,856
Lojas Renner S.A.	2,900	107,008
Macy’s, Inc.	18,817	449,914
Target Corp.	11,660	572,506

		$1,988,290
Health Maintenance Organizations - 0.7%
Aetna, Inc.	9,602	$397,331
Humana, Inc.	7,744	589,473
UnitedHealth Group, Inc.	3,135	154,336
WellPoint, Inc.	2,030	155,884

		$1,297,024
Insurance - 3.9%
ACE Ltd.	4,130	$277,743
Admiral Group PLC	7,289	206,004
Aflac, Inc.	8,710	489,415
Allied World Assurance Co.	6,450	419,057
Amlin PLC	32,087	224,033
Aon Corp.	7,700	401,709
Aspen Insurance Holdings Ltd.	2,655	75,853
Assurant, Inc.	1,580	62,726
Berkshire Hathaway, Inc., “B” (a)	570	47,481
Brasil Insurance Paticipaco e Administracao S.A.	100	125,858
Catlin Group Ltd.	8,221	54,310
China Pacific Insurance (Group) Co. Ltd	27,400	118,367
Chubb Corp.	2,820	183,836
Employers Holdings, Inc.	2,700	54,432
Endurance Specialty Holdings Ltd.	1,198	53,119
Euler Hermes	492	52,446
Genworth Financial, Inc. (a)	3,990	48,638
Hiscox Ltd.	36,167	249,077
ING Groep N.V. (a)	37,385	492,818
Jardine Lloyd Thompson Group PLC	5,945	69,859
MetLife, Inc.	12,740	596,105
Muenchener Ruckversicherungs-Gesellschaft AG	791	130,574
Principal Financial Group, Inc.	2,802	94,568
Prudential Financial, Inc.	14,860	942,421
SNS REAAL Groep N.V. (a)	19,982	122,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Storebrand A.S.A.	22,500	$233,723
Swiss Reinsurance Co.	6,308	375,928
Symetra Financial Corp.	3,090	42,889
Travelers Cos., Inc.	11,933	755,120
Unum Group	1,700	45,016
Willis Group Holdings PLC	1,400	57,848
Zurich Financial Services AG	487	136,810

		$7,240,608
Internet - 0.9%
Baidu, Inc., ADR (a)	240	$35,645
Demand Media, Inc. (a)	810	13,422
Google, Inc., “A” (a)	1,999	1,087,656
LogMeIn, Inc. (a)	260	11,198
OpenTable, Inc. (a)	790	87,919
Shutterfly, Inc. (a)	2,370	145,897
TechTarget, Inc. (a)	5,000	43,200
WebMD Health Corp. (a)	4,270	247,105
Yahoo Japan Corp.	214	78,538

		$1,750,580
Leisure & Toys - 0.4%
Hasbro, Inc.	6,830	$319,917
Sankyo Co. Ltd.	2,700	140,254
Shimano, Inc.	1,100	59,075
THQ, Inc. (a)	7,840	31,674
Ubisoft Entertainment S.A. (a)	11,578	116,234
Whistler Blackcomb Holdings, Inc. (z)	3,140	39,426
Whistler Blackcomb Holdings, Inc.	900	11,301

		$717,881
Machinery & Tools - 2.1%
Joy Global, Inc.	900	$90,855
BEML Ltd.	2,038	32,028
Charter International PLC	4,830	66,237
Cummins, Inc.	870	104,557
Douglas Dynamics, Inc.	1,060	16,419
Eaton Corp.	2,728	146,030
Finning International, Inc.	7,810	229,061
Flowserve Corp.	1,860	235,513
GEA Group AG	7,146	261,326
GLORY Ltd.	11,300	248,641
Herman Miller, Inc.	3,230	84,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Kennametal, Inc.	1,910	$80,640
Kone Oyj, “B”	1,829	114,565
MAN SE	2,254	314,120
Neopost S.A.	1,497	142,837
Polypore International, Inc. (a)	3,990	246,462
Regal Beloit Corp.	3,870	293,307
Schindler Holding AG	2,051	265,326
Sinotruk (Hong Kong) Ltd.	61,000	50,583
Timken Co.	6,041	340,652
Union Tool Co.	5,600	124,510
United Rentals, Inc. (a)	4,470	131,507
WABCO Holdings, Inc. (a)	3,030	223,766

		$3,842,987
Major Banks - 4.5%
Bank of America Corp.	68,500	$841,180
Bank of China Ltd.	214,000	118,211
Bank of New York Mellon Corp.	19,630	568,485
Barclays PLC	43,706	206,091
BNP Paribas	5,524	437,157
BOC Hong Kong Holdings Ltd.	29,500	92,683
Credit Suisse Group AG	8,035	365,151
Erste Group Bank AG	5,507	278,306
Goldman Sachs Group, Inc.	4,380	661,424
HSBC Holdings PLC	85,747	938,713
JPMorgan Chase & Co. (s)	31,580	1,440,995
Julius Baer Group Ltd.	6,785	317,052
KBC Group N.V. (a)	3,055	124,526
KeyCorp	17,720	153,632
Mitsubishi UFJ Financial Group, Inc.	19,100	91,787
PNC Financial Services Group, Inc.	1,660	103,484
Standard Chartered PLC	6,357	176,158
State Street Corp.	2,735	127,314
Sumitomo Mitsui Financial Group, Inc.	10,100	312,469
SunTrust Banks, Inc.	5,570	157,018
UniCredito Italiano S.p.A.	19,397	49,933
Wells Fargo & Co.	15,650	455,572
Westpac Banking Corp.	9,300	253,212

		$8,270,553
Medical & Health Technology & Services - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	2,990	$64,405
Amedisys, Inc. (a)	1,550	51,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
AmerisourceBergen Corp.	5,500	$223,520
Brookdale Senior Living, Inc. (a)	4,920	134,021
Cerner Corp. (a)	2,770	332,899
Cross Country Healthcare, Inc. (a)	61	453
DaVita, Inc. (a)	3,390	298,625
Diagnosticos da America S.A.	22,000	294,368
Fleury S.A.	3,500	52,171
Fresenius Medical Care AG & Co. KGaA	1,545	121,421
Gentiva Health Services, Inc. (a)	2,320	64,960
HCA Holdings, Inc. (a)	460	15,088
Health Management Associates, Inc., “A” (a)	10,060	113,477
Hogy Medical Co. Ltd.	2,000	82,619
IDEXX Laboratories, Inc. (a)	2,780	226,375
Kobayashi Pharmaceutical Co. Ltd.	2,000	94,571
LifePoint Hospitals, Inc. (a)	3,230	134,400
Lincare Holdings, Inc.	3,510	110,284
McKesson Corp.	2,770	229,938
MedAssets, Inc. (a)	3,870	61,997
Medco Health Solutions, Inc. (a)	5,280	313,262
Miraca Holdings, Inc.	13,300	505,948
Patterson Cos., Inc.	8,250	286,358
Quest Diagnostics, Inc.	3,530	199,021
RHÖN-KLINIKUM AG	9,379	214,557
Stericycle, Inc. (a)	1,830	167,042
Teleflex, Inc.	891	56,142
VCA Antech, Inc. (a)	1,440	35,424

		$4,484,992
Medical Equipment - 2.2%
Becton, Dickinson & Co.	2,620	$225,163
Cochlear Ltd.	1,775	156,658
Cooper Cos., Inc.	1,520	113,848
Covidien PLC	5,280	294,043
DENTSPLY International, Inc.	1,660	62,316
DIASORIN S.p.A.	2,675	129,124
Edwards Lifesciences Corp. (a)	1,390	120,027
Essilor International S.A.	1,293	108,243
Heartware International, Inc. (a)	380	28,352
IMRIS, Inc. (a)	1,410	12,041
Masimo Corp.	1,500	52,185
Medtronic, Inc.	16,270	679,273
NxStage Medical, Inc. (a)	1,240	30,554

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Orthofix International N.V. (a)	1,580	$53,831
Pall Corp.	2,470	144,347
PerkinElmer, Inc.	2,550	72,089
Smith & Nephew PLC	8,385	92,089
Sonova Holding AG	2,699	272,552
St. Jude Medical, Inc.	4,320	230,861
Synthes, Inc.	1,830	315,225
Terumo Corp.	900	50,190
Thermo Fisher Scientific, Inc. (a)	9,760	585,502
Uroplasty, Inc. (a)	2,610	17,905
Volcano Corp. (a)	2,300	61,318
Waters Corp. (a)	610	59,780
Zoll Medical Corp. (a)	350	19,838

		$3,987,354
Metals & Mining - 1.5%
Alcoa, Inc.	2,924	$49,708
BHP Billiton Ltd.	6,748	338,981
Cliffs Natural Resources, Inc.	790	74,039
Freeport-McMoRan Copper & Gold, Inc.	615	33,843
Iluka Resources Ltd.	20,332	278,797
Inmet Mining Corp.	2,254	158,184
Maanshan Iron & Steel Co. Ltd.	204,000	107,434
Rio Tinto PLC	6,100	444,246
Steel Authority of India Ltd.	13,851	49,903
Steel Dynamics, Inc.	10,420	189,540
Sumitomo Metal Industries Ltd.	23,000	48,645
Teck Resources Ltd., “B”	10,232	556,182
Teck Resources Ltd., “B”	4,930	267,453
Usinas Siderurgicas de Minas Gerais S.A., ADR	12,160	127,923
Voestalpine AG	1,818	89,466

		$2,814,344
Natural Gas - Distribution - 0.3%
AGL Resources, Inc.	5,360	$222,494
MDU Resources Group, Inc.	1,270	30,340
NiSource, Inc.	6,010	116,895
NorthWestern Corp.	1,330	43,292
Spectra Energy Corp.	1,740	50,530
Tokyo Gas Co. Ltd.	36,000	160,681

		$624,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.5%
Enagas S.A.	6,459	$159,813
Kinder Morgan, Inc.	2,980	85,168
Williams Cos., Inc.	20,038	664,660

		$909,641
Network & Telecom - 1.5%
Acme Packet, Inc. (a)	1,150	$95,002
Ciena Corp. (a)	5,950	168,028
Cisco Systems, Inc.	20,440	358,926
Ericsson, Inc., “B”	25,105	381,200
F5 Networks, Inc. (a)	4,140	419,630
Finisar Corp. (a)	5,990	168,259
Fortinet, Inc. (a)	1,440	70,128
Juniper Networks, Inc. (a)	4,750	182,068
Nokia Oyj	8,002	73,720
Polycom, Inc. (a)	3,930	235,132
Qualcomm, Inc.	3,281	186,492
Riverbed Technology, Inc. (a)	3,860	135,640
Tellabs, Inc.	5,150	25,338
Trimble Navigation Ltd. (a)	1,670	78,223
Vtech Holdings Ltd.	11,400	129,908

		$2,707,694
Oil Services - 1.7%
AMEC PLC	4,650	$93,204
Cameron International Corp. (a)	8,760	461,827
Dresser-Rand Group, Inc. (a)	9,290	488,097
Ensco International PLC, ADR	1,420	84,660
FMC Technologies, Inc. (a)	1,000	46,480
Halliburton Co.	9,240	466,435
Lufkin Industries, Inc.	820	75,711
National Oilwell Varco, Inc.	3,270	250,776
Saipem S.p.A.	2,953	167,649
Schlumberger Ltd.	4,780	429,005
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	2,333	236,289
Technip	890	100,396
Transocean, Inc. (a)	2,520	183,330

		$3,083,859
Other Banks & Diversified Financials - 3.4%
Aeon Credit Service Co. Ltd.	9,000	$122,201
Air Lease Corp. (a)	2,070	57,132
Akbank T.A.S.	18,780	97,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
American Express Co.	6,800	$333,744
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	4,180	61,028
Banco Santander Brasil S.A., ADR	27,470	318,927
BankUnited, Inc.	3,770	105,899
Capital One Financial Corp.	9,700	530,881
Cathay General Bancorp, Inc.	4,120	70,246
Chiba Bank Ltd.	36,000	213,449
China Construction Bank	216,420	204,542
CIT Group, Inc. (a)	670	28,448
Citigroup, Inc. (a)	150,500	690,795
Discover Financial Services	12,720	315,965
DnB NOR A.S.A.	7,236	117,644
First Interstate BancSystem, Inc.	4,330	59,234
Hachijuni Bank Ltd.	8,000	47,793
HDFC Bank Ltd.	1,258	65,313
HDFC Bank Ltd., ADR	670	115,307
ICICI Bank Ltd.	8,362	210,766
Joyo Bank Ltd.	10,000	40,375
Jyske Bank (a)	2,875	142,919
Komercni Banka A.S.	448	118,147
Marshall & Ilsley Corp.	9,200	75,164
MasterCard, Inc., “A”	1,680	463,495
Metro Bancorp, Inc. (a)	3,550	44,375
PacWest Bancorp	2,640	60,694
People’s United Financial, Inc.	4,570	62,563
PT Bank Rakyat Indonesia (Persero) Tbk	125,500	94,521
RSC Holdings, Inc. (a)	2,093	27,565
Sapporo Hokuyo Holdings, Inc.	7,600	33,679
Sterling Bancshares, Inc.	8,030	71,387
Sydbank A/S	839	24,328
TCF Financial Corp.	14,670	228,705
TISCO Financial Group Public Co. Ltd.	58,900	74,488
Unione di Banche Italiane S.c.p.A.	3,985	35,709
United Overseas Bank Ltd.	6,000	96,173
Visa, Inc., “A”	3,910	305,449
Wintrust Financial Corp.	4,460	150,257
Zions Bancorporation	14,510	354,770
Zipcar, Inc. (a)	600	15,474

		$6,287,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 3.6%
Abbott Laboratories	20,309	$1,056,880
Allergan, Inc.	720	57,283
Bayer AG	6,792	597,059
Endo Pharmaceuticals Holdings, Inc. (a)	1,020	39,943
Genomma Lab Internacional S.A., “B” (a)	42,700	106,716
GlaxoSmithKline PLC	17,957	391,578
Hisamitsu Pharmaceutical Co., Inc.	1,200	50,023
Hospira, Inc. (a)	840	47,653
Johnson & Johnson	13,220	868,818
Merck & Co., Inc.	1,480	53,206
Mylan, Inc. (a)	4,680	116,626
Novo Nordisk A/S, “B”	761	96,200
Pfizer, Inc.	50,659	1,061,813
Roche Holding AG	5,317	862,399
Sanofi-Aventis S.A.	7,265	574,614
Santen Pharmaceutical Co. Ltd.	8,400	325,403
Teva Pharmaceutical Industries Ltd., ADR	6,940	317,366

		$6,623,580
Pollution Control - 0.2%
Republic Services, Inc.	9,040	$285,845
Waste Connections, Inc.	4,425	136,157

		$422,002
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	5,376	$244,250

Printing & Publishing - 0.6%
Lamar Advertising Co., “A” (a)	3,960	$128,779
Moody’s Corp.	23,153	906,208
United Business Media	3,739	37,722

		$1,072,709
Railroad & Shipping - 0.5%
Canadian National Railway Co.	2,230	$172,669
CSX Corp.	3,720	292,727
East Japan Railway Co.	1,800	100,694
Kansas City Southern Co. (a)	5,870	341,106
Kuehne & Nagel International AG	550	87,873

		$995,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	16,130	$287,759
Ascendas Real Estate Investment Trust, REIT	80,000	132,674
Brasil Brokers Participacoes S.A.	8,400	46,186
Chesapeake Lodging Trust, REIT	1,180	21,216
Deutsche Wohnen AG (a)	7,016	110,516
Entertainment Properties Trust, REIT	2,510	119,501
GSW Immobilien AG (a)	4,269	137,526
Hang Lung Properties Ltd.	16,000	71,283
Host Hotels & Resorts, Inc., REIT	3,619	64,382
Jones Lang LaSalle, Inc.	2,360	241,617
Kilroy Realty Corp., REIT	2,620	109,883
Mack-Cali Realty Corp., REIT	1,903	67,214
Pebblebrook Hotel Trust, REIT	1,280	27,456
Walter Investment Management Corp., REIT	2,640	47,045

		$1,484,258
Restaurants - 0.7%
Arcos Dorados Holdings, Inc. (a)	1,990	$43,840
Brinker International, Inc.	3,533	85,110
McDonald’s Corp.	9,380	734,548
P.F. Chang’s China Bistro, Inc.	6,800	272,680
Red Robin Gourmet Burgers, Inc. (a)	2,500	67,975
Starbucks Corp.	1,590	57,542
Texas Roadhouse, Inc., “A”	2,290	37,258
YUM! Brands, Inc.	450	24,138

		$1,323,091
Specialty Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,930	$184,354
Airgas, Inc.	7,430	516,014
Akzo Nobel N.V.	7,696	597,760
Chugoku Marine Paints Ltd.	6,000	50,806
Cytec Industries, Inc.	830	48,704
Elementis PLC	60,653	168,177
FMC Corp.	1,050	92,694
Kansai Paint Co. Ltd.	13,000	117,179
L’Air Liquide S.A.	793	117,314
Linde AG	3,099	558,154
Nippon Paint Co. Ltd.	6,000	42,252
Nitto Denko Corp.	100	5,361
Praxair, Inc.	1,180	125,576
Rockwood Holdings, Inc. (a)	8,200	465,268
Shin-Etsu Chemical Co. Ltd.	5,500	287,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Sika AG	39	$99,551
Symrise AG	8,842	291,655
Valspar Corp.	2,370	93,165

		$3,861,070
Specialty Stores - 2.3%
Abc-Mart, Inc.	1,600	$59,954
Abercrombie & Fitch Co., “A”	10,100	715,080
Advance Auto Parts, Inc.	980	64,151
Amazon.com, Inc. (a)	1,250	245,625
AutoZone, Inc. (a)	232	65,512
Blue Nile, Inc. (a)	970	55,290
Citi Trends, Inc. (a)	5,310	118,201
Dick’s Sporting Goods, Inc. (a)	5,720	234,120
Esprit Holdings Ltd.	36,382	151,314
Ethan Allen Interiors, Inc.	2,520	60,707
Hennes & Mauritz AB, “B”	6,830	241,327
Industria de Diseno Textil S.A.	3,703	332,044
Limited Brands, Inc.	5,309	218,518
Lowe’s Cos., Inc.	3,920	102,900
Monro Muffler Brake, Inc.	1,700	51,646
Netflix, Inc. (a)	260	60,494
Nitori Co. Ltd.	1,000	86,917
PetSmart, Inc.	2,410	101,630
Ross Stores, Inc.	2,730	201,174
Sally Beauty Holdings, Inc. (a)	3,380	49,990
Staples, Inc.	5,180	109,505
Tiffany & Co.	5,550	385,392
Tractor Supply Co.	1,680	103,942
Travis Perkins PLC	6,719	120,648
Urban Outfitters, Inc. (a)	12,750	401,115

		$4,337,196
Telecommunications - Wireless - 1.2%
KDDI Corp.	82	$549,702
MetroPCS Communications, Inc. (a)	14,209	239,137
MTN Group Ltd.	4,429	98,490
NII Holdings, Inc. (a)	1,140	47,401
SBA Communications Corp. (a)	1,430	55,241
Sprint Nextel Corp. (a)	4,280	22,170
Vivo Participacoes S.A., ADR	7,485	312,948
Vodafone Group PLC	302,753	867,787

		$2,192,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.8%
American Tower Corp., “A” (a)	11,350	$593,719
AT&T, Inc.	27,780	864,514
Bezeq - The Israel Telecommunication Corp. Ltd.	11,780	35,044
CenturyLink, Inc.	9,770	398,421
China Unicom Ltd.	206,000	419,095
Frontier Communications Corp.	7,010	57,973
Portugal Telecom, SGPS, S.A.	1,786	21,803
Royal KPN N.V.	26,597	422,108
TDC A/S (a)	11,852	102,911
Telecom Italia S.p.A.	41,769	62,918
Telecom Italia S.p.A.	100,403	129,677
Telefonica S.A.	2,323	62,449
Verizon Communications, Inc.	6,590	248,970

		$3,419,602
Tobacco - 1.9%
Altria Group, Inc.	29,735	$798,087
British American Tobacco PLC	6,604	288,019
Japan Tobacco, Inc.	87	340,476
Philip Morris International, Inc.	18,371	1,275,682
Reynolds American, Inc.	10,910	404,870
Swedish Match AB	11,070	392,789

		$3,499,923
Trucking - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	2,000	$137,820
Deutsche Post AG	6,190	122,489
Expeditors International of Washington, Inc.	9,090	493,314
FedEx Corp.	500	47,835
Landstar System, Inc.	5,950	282,030
Swift Transportation Co. (a)	6,200	86,986
TNT N.V.	1,740	42,846
United Parcel Service, Inc., “B”	3,230	242,153
Yamato Holdings Co. Ltd.	25,000	398,754

		$1,854,227
Utilities - Electric Power - 1.6%
AES Corp. (a)	13,150	$174,106
American Electric Power Co., Inc.	7,810	284,909
American Water Works Co., Inc.	820	24,092
CenterPoint Energy, Inc.	2,570	47,802
CEZ AS	2,968	170,181
CMS Energy Corp.	13,540	268,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Constellation Energy Group, Inc.	3,842	$139,926
Dominion Resources, Inc.	1,160	53,847
DTE Energy Co.	840	42,445
EDP Renovaveis S.A. (a)	2,877	22,159
Energias de Portugal S.A.	62,783	256,655
Fortum Oyj	5,995	206,537
Integrys Energy Group, Inc.	1,850	96,866
Northeast Utilities	2,130	75,828
NRG Energy, Inc. (a)	1,941	46,972
OGE Energy Corp.	750	39,878
PG&E Corp.	11,510	530,381
PPL Corp.	1,500	41,145
Public Service Enterprise Group, Inc.	5,450	175,327
Red Electrica de Espana	1,195	76,250
Tractebel Energia S.A.	4,130	72,351
Tractebel Energia S.A., ADR	5,286	91,818
Wisconsin Energy Corp.	1,740	54,305

		$2,991,872
Total Common Stocks (Identified Cost, $113,130,235)		$166,317,038

Convertible Preferred Stocks - 0.2%
Automotive - 0.0%
General Motors Co., 4.75%	970	$48,316

Energy - Independent - 0.1%
Apache Corp., 6%	1,140	$80,233

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	2,710	$153,603
Total Convertible Preferred Stocks (Identified Cost, $245,716)		$282,152

Convertible Bonds - 0.0%
Cable TV - 0.0%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $38,445)	$26,000	$46,995

Issuer/Expiration Date/Strike Price	Number of Contracts/ Par Amount
Call Options Purchased - 0.0%
USD Currency - May 2011 @ AUD 1.07	$3,981,000	$2
USD Currency - June 2011 @ AUD 1.04	3,814,000	1,495
Total Call Options Purchased (Premiums Paid, $96,753)		$1,497

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts/ Par Amount	Value ($)

Standard & Poors - May 2011 @ $1,250	$222	$23,310
USD Currency - July 2011 @ AUD 1.03	3,624,000	8,788
Total Put Options Purchased (Premiums Paid, $690,314)		$32,098

Issuer	Shares/Par
Money Market Funds (v) - 5.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	9,621,753	$9,621,753
Total Investments (Identified Cost, $123,823,216)		$176,301,533

Issuer/Expiration Date/Strike Price	Par Amount
Call Options Written - (0.1)%
USD Currency - July 2011 @ AUD 0. 93 (Premiums Received, $29,195)	$(3,624,000)	$(98,386)

Put Options Written - (0.3)%
USD Currency - June 2011 @ AUD 0.97	$(3,814,000)	$(229,830)
USD Currency - May 2011 @ AUD 1.00	(3,981,000)	(365,449)
Total Put Options Written (Premiums Received, $96,753)		$(595,279)

Other Assets, Less Liabilities - 5.4%		9,928,031
Net Assets - 100.0%		$185,535,899

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At April 30, 2011, the value of securities pledged amounted to $619,109. At April 30, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$37,324	$39,426
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

REIT	Real Estate Investment Trust
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	3,605,000	6/22/11	$3,789,369	$3,925,485	$136,116
BUY	AUD	JPMorgan Chase Bank N.A.	14,460,394	5/24/11	15,151,311	15,807,524	656,213
BUY	CAD	Goldman Sachs International	1,630,000	5/24/11	1,672,387	1,722,007	49,620
BUY	CAD	JPMorgan Chase Bank N.A.	5,115,000	6/22/11	5,196,644	5,399,652	203,008
BUY	EUR	JPMorgan Chase Bank N.A.	2,050,000	6/22/11	2,921,687	3,032,121	110,434
BUY	JPY	Goldman Sachs International	98,600,000	6/22/11	1,165,012	1,215,847	50,835
SELL	JPY	JPMorgan Chase Bank N.A.	242,700,000	6/22/11	3,008,322	2,992,759	15,563
BUY	KRW	JPMorgan Chase Bank N.A.	25,255,992,000	5/23/11	22,394,006	23,535,200	1,141,194
BUY	MXN	JPMorgan Chase Bank N.A.	277,140,000	6/22/11	22,857,096	23,960,209	1,103,113

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MYR	JPMorgan Chase Bank N.A.	48,184,072	5/23/11	$15,768,684	$16,242,206	$473,522
BUY	PLN	JPMorgan Chase Bank N.A.	33,655,000	6/22/11	11,488,309	12,615,600	1,127,291
BUY	SEK	Goldman Sachs International	24,345,935	5/24/11	3,784,945	4,024,583	239,638
BUY	SEK	JPMorgan Chase Bank N.A.	65,830,000	5/24/11	10,124,426	10,882,239	757,813
BUY	SGD	Goldman Sachs International	17,940,000	7/20/11	14,288,445	14,656,264	367,819
BUY	TRY	JPMorgan Chase Bank N.A.	8,295,000	6/22/11	5,154,207	5,406,290	252,083
BUY	TWD	JPMorgan Chase Bank N.A.	387,567,200	5/23/11	13,309,749	13,534,816	225,067

							$6,909,329

Liability Derivatives
SELL	AUD	Goldman Sachs International	8,463,000	5/24/11-6/22/11	$8,799,980	$9,234,020	$(434,040)
SELL	AUD	JPMorgan Chase Bank N.A.	27,110,000	6/22/11	26,572,409	29,520,079	(2,947,670)
SELL	BRL	JPMorgan Chase Bank N.A.	1,560,000	5/23/11	915,225	990,561	(75,336)
SELL	CAD	Goldman Sachs International	16,117,440	5/24/11	16,345,778	17,027,205	(681,427)
SELL	CHF	Goldman Sachs International	3,385,000	7/20/11	3,772,008	3,914,924	(142,916)
SELL	CNY	JPMorgan Chase Bank N.A.	7,125,000	5/23/11	1,087,786	1,099,765	(11,979)
SELL	EUR	Goldman Sachs International	2,755,000	5/24/11	3,784,945	4,078,254	(293,309)
SELL	EUR	JPMorgan Chase Bank N.A.	53,695,000	5/24/11-6/22/11	75,186,018	79,432,272	(4,246,254)
SELL	GBP	Goldman Sachs International	6,340,000	7/20/11	10,308,079	10,579,114	(271,035)
SELL	HKD	Goldman Sachs International	11,640,000	7/20/11	1,498,151	1,499,519	(1,368)
SELL	KRW	JPMorgan Chase Bank N.A.	1,560,000,000	5/23/11	1,437,391	1,453,711	(16,320)
SELL	MXN	JPMorgan Chase Bank N.A.	12,860,000	6/22/11	1,080,965	1,111,815	(30,850)
SELL	MYR	JPMorgan Chase Bank N.A.	3,092,000	5/23/11	1,022,656	1,042,272	(19,616)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	Goldman Sachs International	21,190,000	7/20/11	$16,619,317	$17,055,619	$(436,302)
SELL	NZD	JPMorgan Chase Bank N.A.	7,790,000	6/22/11	5,685,267	6,282,246	(596,979)
SELL	PLN	JPMorgan Chase Bank N.A.	2,495,000	6/22/11	888,437	935,253	(46,816)
SELL	TRY	JPMorgan Chase Bank N.A.	8,936,855	6/22/11	5,680,000	5,824,620	(144,620)
SELL	TWD	JPMorgan Chase Bank N.A.	169,769,325	5/23/11	5,835,000	5,928,769	(93,769)

							$(10,490,606)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	106	$6,364,857	May - 2011	$194,772
DAX Index (Long)	EUR	26	7,249,007	June - 2011	930,694
DJ Euro Stoxx 50 (Long)	EUR	235	10,271,553	June - 2011	715,536
Hang Seng Index (Short)	HKD	21	3,175,181	May - 2011	45,062
IBEX 35 (Long)	EUR	3	476,693	May - 2011	2,023
MSCI Singapore Free Index (Short)	SGD	34	2,058,805	May - 2011	13,083
SPI 200 Index (Short)	AUD	41	5,401,800	June - 2011	35,815
Topix Index (Short)	JPY	92	9,801,944	June - 2011	781,539

					$2,718,524

Liability Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	14	$2,358,315	June - 2011	$(2,637)
E-mini NASDAQ-100 Future (Short)	USD	35	1,680,525	June - 2011	(68,635)
E-mini S&P MidCap 400 (Short)	USD	213	21,587,550	June - 2011	(1,330,824)
FTSE 100 Index (Short)	GBP	107	10,782,627	June - 2011	(58,576)
FTSE/JSE Index Top 40 (Long)	ZAR	209	9,459,916	June - 2011	(44,077)
Hang Seng China Enterprises Index (Long)	HKD	56	4,729,129	May - 2011	(134,299)
Nikkei 225 Index (Long)	JPY	66	8,129,318	June - 2011	(395,849)
OMX Index (Short)	SEK	667	12,782,663	May - 2011	(445,277)
Russell 2000 Index Mini (Short)	USD	79	6,824,810	June - 2011	(508,207)
S&P 500 Future (Short)	USD	138	46,909,650	June - 2011	(1,980,671)

					$(4,969,052)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/11

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
3/22/21	GBP	18,000,000	Citibank N.A.	3.7125% (fixed rate)	6-Month LIBOR	$351,427
3/26/21	MXN	105,156,000	Deutsche Bank	7.75% (fixed rate)	TIIE (floating rate)	189,901

						$541,328

Credit Default Swaps
6/20/15	USD	16,500,000	JPMorgan Chase Bank (a)	5.00% (fixed rate)	(1)	$1,001,266
6/20/15	USD	2,900,000	Morgan Stanley Capital Services, Inc. (b)	5.00% (fixed rate)	(1)	175,980

						$1,177,246

						$1,718,574

Liability Derivatives
Interest Rate Swaps
3/28/13	CHF	33,000,000	Goldman Sachs International	6-Month LIBOR	0.815% (fixed rate)	$(22,623)
3/23/16	USD	45,000,000	Citibank N.A.	3-Month LIBOR	2.235% (fixed rate)	(355,706)
4/11/16	USD	13,363,000	Deutsche Bank	3-Month LIBOR	2.494% (fixed rate)	(247,492)
3/25/21	JPY	5,200,000,000	Deutsche Bank	6-Month LIBOR	1.2675% (fixed rate)	(360,378)

						$(986,199)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums received by the fund amounted to $372,541.
(b)	Net unamortized premiums received by the fund amounted to $59,938.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $114,201,463)	$166,679,780
Underlying affiliated funds, at cost and value	9,621,753
Total investments, at value (identified cost, $123,823,216)	$176,301,533
Restricted cash	11,868,635
Foreign currency, at value (identified cost, $1,662,413)	1,749,405
Receivables for
Forward foreign currency exchange contracts	6,909,329
Investments sold	1,061,295
Fund shares sold	271,718
Interest and dividends	403,030
Swaps, at value (net unamortized premiums received, $432,479)	1,718,574
Receivable from investment adviser	46,159
Other assets	1,647
Total assets	$200,331,325
Liabilities
Payable to custodian	$374,907
Payables for
Forward foreign currency exchange contracts	10,490,606
Daily variation margin on open futures contracts	229,378
Investments purchased	1,162,296
Fund shares reacquired	580,828
Swaps, at value	986,199
Written options outstanding, at value (premiums received, $125,948)	693,665
Payable to affiliates
Shareholder servicing costs	86,893
Distribution and service fees	3,484
Payable for independent Trustees’ compensation	2,889
Accrued expenses and other liabilities	184,281
Total liabilities	$14,795,426
Net assets	$185,535,899
Net assets consist of
Paid-in capital	$225,899,555
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $4,338 deferred country tax)	47,338,813
Accumulated net realized gain (loss) on investments and foreign currency transactions	(86,417,704)
Accumulated distributions in excess of net investment income	(1,284,765)
Net assets	$185,535,899
Shares of beneficial interest outstanding	20,276,740

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$52,564,534	5,751,298	$9.14
Class B	4,690,851	521,616	8.99
Class C	24,270,716	2,705,651	8.97
Class I	102,295,078	11,111,350	9.21
Class W	484,230	52,578	9.21
Class R1	128,006	14,280	8.96
Class R2	135,237	14,893	9.08
Class R3	103,429	11,306	9.15
Class R4	863,818	93,768	9.21

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.70 [100 / 94.25 x $9.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,741,321
Interest	1,146
Dividends from underlying affiliated funds	8,879
Foreign taxes withheld	(57,620)
Total investment income	$1,693,726
Expenses
Management fee	$868,451
Distribution and service fees	239,291
Shareholder servicing costs	260,119
Administrative services fee	18,222
Independent Trustees’ compensation	5,716
Custodian fee	159,736
Shareholder communications	18,849
Auditing fees	38,545
Legal fees	1,771
Dividend and interest expense on securities sold short	1,081
Miscellaneous	97,846
Total expenses	$1,709,627
Fees paid indirectly	(1,517)
Reduction of expenses by investment adviser	(358,293)
Net expenses	$1,349,817
Net investment income	$343,909
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $8,023 country tax)	$18,105,076
Written option transactions	(203,856)
Futures contracts	(21,720,823)
Swap transactions	722,063
Securities sold short	(9,833)
Foreign currency transactions	(6,159,864)
Net realized gain (loss) on investments and foreign currency transactions	$(9,267,237)
Change in unrealized appreciation (depreciation)
Investments (net of $6,315 decrease in deferred country tax)	$7,684,632
Written options	(556,802)
Futures contracts	6,008,885
Swap transactions	(625,001)
Securities sold short	4,885
Translation of assets and liabilities in foreign currencies	671,104
Net unrealized gain (loss) on investments and foreign currency translation	$13,187,703
Net realized and unrealized gain (loss) on investments and foreign currency	$3,920,466
Change in net assets from operations	$4,264,375

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
From operations
Net investment income	$343,909	$593,980
Net realized gain (loss) on investments and foreign currency transactions	(9,267,237)	12,964,104
Net unrealized gain (loss) on investments and foreign currency translation	13,187,703	(1,084,126)
Change in net assets from operations	$4,264,375	$12,473,958
Distributions declared to shareholders
From net investment income	$(4,700,066)	$—
Change in net assets from fund share transactions	$(15,594,062)	$(6,533,567)
Total change in net assets	$(16,029,753)	$5,940,391
Net assets
At beginning of period	201,565,652	195,625,261
At end of period (including accumulated distributions in excess of net investment income of $1,284,765 and undistributed net investment income of $3,071,392, respectively)	$185,535,899	$201,565,652

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009		2008 (c)

Net asset value, beginning of period	$9.17		$8.60	$10.45		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.03	$0.06		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.54	0.00	(g)(w)	(1.61)
Total from investment operations	$0.19		$0.57	$0.06		$(1.54)
Less distributions declared to shareholders
From net investment income	$(0.22)		$—	$—		$(0.01)
From net realized gain on investments	—		—	(1.91)		—
Total distributions declared to shareholders	$(0.22)		$—	$(1.91)		$(0.01)
Net asset value, end of period	$9.14		$9.17	$8.60		$10.45
Total return (%) (r)(s)(t)	2.02	(n)	6.63	3.16		(12.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.75	1.85		2.12	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40		1.41	(a)
Net investment income	0.36	(a)	0.33	0.73		0.64	(a)
Portfolio turnover	35		85	138		92
Net assets at end of period (000 omitted)	$52,565		$70,790	$83,020		$142,605
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.40	1.40		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009		2008 (c)

Net asset value, beginning of period	$8.98		$8.49	$10.40		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.04)	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.53	0.00	(g)(w)	(1.62)
Total from investment operations	$0.15		$0.49	$0.00	(w)	$(1.59)
Less distributions declared to shareholders
From net investment income	$(0.14)		$—	$—		$(0.01)
From net realized gain on investments	—		—	(1.91)		—
Total distributions declared to shareholders	$(0.14)		$—	$(1.91)		$(0.01)
Net asset value, end of period	$8.99		$8.98	$8.49		$10.40
Total return (%) (r)(s)(t)	1.65	(n)	5.77	2.47		(13.28	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	2.50	2.56		2.82	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.40	)(a)	(0.42)	(0.04)		0.25	(a)
Portfolio turnover	35		85	138		92
Net assets at end of period (000 omitted)	$4,691		$5,704	$6,870		$8,909
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009		2008 (c)

Net asset value, beginning of period	$8.97		$8.48	$10.39		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.04)	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.53	0.00	(g)(w)	(1.64)
Total from investment operations	$0.15		$0.49	$0.00	(w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.15)		$—	$—		$(0.01)
From net realized gain on investments	—		—	(1.91)		—
Total distributions declared to shareholders	$(0.15)		$—	$(1.91)		$(0.01)
Net asset value, end of period	$8.97		$8.97	$8.48		$10.39
Total return (%) (r)(s)(t)	1.70	(n)	5.78	2.47		(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	2.51	2.56		2.91	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.40	)(a)	(0.43)	(0.05)		0.37	(a)
Portfolio turnover	35		85	138		92
Net assets at end of period (000 omitted)	$24,271		$28,513	$29,495		$39,368
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008 (c)

Net asset value, beginning of period	$9.25		$8.66	$10.48	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.54	0.06 (g)	(1.57)
Total from investment operations	$0.20		$0.59	$0.09	$(1.51)
Less distributions declared to shareholders
From net investment income	$(0.24)		$—	$—	$(0.01)
From net realized gain on investments	—		—	(1.91)	—
Total distributions declared to shareholders	$(0.24)		$—	$(1.91)	$(0.01)
Net asset value, end of period	$9.21		$9.25	$8.66	$10.48
Total return (%) (r)(s)	2.21	(n)	6.81	3.50	(12.59	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.52	1.47	1.65	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.06	(a)
Net investment income	0.60	(a)	0.57	0.42	0.58	(a)
Portfolio turnover	35		85	138	92
Net assets at end of period (000 omitted)	$102,295		$93,425	$73,185	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class W			2010	2009		2008 (c)

Net asset value, beginning of period	$9.23		$8.65	$10.47		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.09		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		0.54	0.00	(g)(w)	(1.66)
Total from investment operations	$0.21		$0.58	$0.09		$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.23)		$—	$—		$(0.01)
From net realized gain on investments	—		—	(1.91)		—
Total distributions declared to shareholders	$(0.23)		$—	$(1.91)		$(0.01)
Net asset value, end of period	$9.21		$9.23	$8.65		$10.47
Total return (%) (r)(s)	2.31	(n)	6.71	3.51		(12.67	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.59	1.67		2.11	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.20		1.16	(a)
Net investment income	0.47	(a)	0.46	1.06		1.43	(a)
Portfolio turnover	35		85	138		92
Net assets at end of period (000 omitted)	$484		$1,753	$2,064		$10,982
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25	1.20		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009	2008 (c)

Net asset value, beginning of period	$8.97		$8.48	$10.39	$12.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.53	0.01 (g)	(1.56)
Total from investment operations	$0.15		$0.49	$0.00 (w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.16)		$—	$—	$(0.01)
From net realized gain on investments	—		—	(1.91)	—
Total distributions declared to shareholders	$(0.16)		$—	$(1.91)	$(0.01)
Net asset value, end of period	$8.96		$8.97	$8.48	$10.39
Total return (%) (r)(s)	1.62	(n)	5.78	2.47	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	2.51	2.55	2.65	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.12	2.06	(a)
Net investment loss	(0.40	)(a)	(0.43)	(0.07)	(0.40	)(a)
Portfolio turnover	35		85	138	92
Net assets at end of period (000 omitted)	$128		$101	$95	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.12	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009	2008 (c)

Net asset value, beginning of period	$9.11		$8.57	$10.44	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.53	0.01 (g)	(1.56)
Total from investment operations	$0.17		$0.54	$0.04	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.20)		$—	$—	$(0.01)
From net realized gain on investments	—		—	(1.91)	—
Total distributions declared to shareholders	$(0.20)		$—	$(1.91)	$(0.01)
Net asset value, end of period	$9.08		$9.11	$8.57	$10.44
Total return (%) (r)(s)	1.90	(n)	6.30	2.95	(12.93	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.01	2.05	2.15	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65	1.62	1.56	(a)
Net investment income	0.10	(a)	0.08	0.39	0.08	(a)
Portfolio turnover	35		85	138	92
Net assets at end of period (000 omitted)	$135		$132	$95	$93
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.65	(a)	1.65	1.62	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009	2008 (c)

Net asset value, beginning of period	$9.18		$8.62	$10.46	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.03	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.53	0.02 (g)	(1.56)
Total from investment operations	$0.19		$0.56	$0.07	$(1.53)
Less distributions declared to shareholders
From net investment income	$(0.22)		$—	$—	$(0.01)
From net realized gain on investments	—		—	(1.91)	—
Total distributions declared to shareholders	$(0.22)		$—	$(1.91)	$(0.01)
Net asset value, end of period	$9.15		$9.18	$8.62	$10.46
Total return (%) (r)(s)	2.09	(n)	6.50	3.27	(12.76	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.76	1.80	1.90	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.37	1.31	(a)
Net investment income	0.35	(a)	0.32	0.64	0.33	(a)
Portfolio turnover	35		85	138	92
Net assets at end of period (000 omitted)	$103		$101	$95	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.40	1.37	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009		2008 (c)

Net asset value, beginning of period	$9.25		$8.66	$10.49		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.08		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.54	(0.00	)(g)(w)	(1.64)
Total from investment operations	$0.20		$0.59	$0.08		$(1.50)
Less distributions declared to shareholders
From net investment income	$(0.24)		$—	$—		$(0.01)
From net realized gain on investments	—		—	(1.91)		—
Total distributions declared to shareholders	$(0.24)		$—	$(1.91)		$(0.01)
Net asset value, end of period	$9.21		$9.25	$8.66		$10.49
Total return (%) (r)(s)	2.21	(n)	6.81	3.40		(12.50	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.52	1.56		1.98	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.12		1.06	(a)
Net investment income	0.61	(a)	0.57	0.99		1.43	(a)
Portfolio turnover	35		85	138		92
Net assets at end of period (000 omitted)	$864		$1,045	$706		$1,136
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.12		N/A

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund does invest in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are

Notes to Financial Statements (unaudited) – continued

primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign

Notes to Financial Statements (unaudited) – continued

markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, swap contracts, and written options.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$109,425,027	$—	$—	$109,425,027
United Kingdom	11,094,684	—	—	11,094,684
Japan	—	9,196,627	—	9,196,627
France	5,296,768	—	—	5,296,768
Switzerland	4,988,997	—	—	4,988,997
Germany	4,652,221	—	—	4,652,221
Netherlands	2,788,590	—	—	2,788,590
Brazil	2,351,795	—	—	2,351,795
Canada	1,937,770	39,426	—	1,977,196
Other Countries	14,815,551	35,044	—	14,850,595
Corporate Bonds	—	46,995	—	46,995
Purchased Currency Options	—	10,285	—	10,285
Mutual Funds	9,621,753	—	—	9,621,753
Total Investments	$166,973,156	$9,328,377	$—	$176,301,533

Other Financial Instruments
Futures	$(2,636,218)	$385,690	$—	$(2,250,528)
Swaps	—	732,375	—	732,375
Forward Currency Contracts	—	(3,581,277)	—	(3,581,277)
Written Options	—	(693,665)	—	(693,665)

For further information regarding security characteristics, see the Portfolio of Investments.

At April 30, 2011, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2010.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s

Notes to Financial Statements (unaudited) – continued

exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the six months ended April 30, 2011:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	140.37%	94.47%	67.83%	0.46%
Notional Amount Outstanding as of April 30, 2011	182.50%	91.65%	118.06%	0.39%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$541,328	$(986,199)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,909,329	(10,490,606)
Foreign Exchange	Purchased Currency Options	10,285	—
Foreign Exchange	Written Currency Options	—	(693,665)
Equity	Equity Futures	2,718,524	(4,969,052)
Equity	Purchased Equity Options	23,310	—
Credit	Credit Default Swaps	1,177,246	—
Total		$11,380,022	$(17,139,522)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures	Swap Transactions	Foreign Currency Transactions	Investment Transactions (Purchased Options)	Written Options
Interest Rate	$—	$(845,780)	$—	$—	$(532,854)
Foreign Exchange	—	—	(5,913,404)	(166,378)	142,203
Equity	(21,720,823)	—	—	526,432	186,795
Credit	—	1,567,843	—	—	—
Total	$(21,720,823)	$722,063	$(5,913,404)	$360,054	$(203,856)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$—	$(448,133)	$—	$—	$(18,563)
Foreign Exchange	—	—	659,593	(111,815)	(538,239)
Equity	6,008,885	—	—	(777,695)	—
Credit	—	(176,868)	—	—	—
Total	$6,008,885	$(625,001)	$659,593	$(889,510)	$(556,802)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the

Notes to Financial Statements (unaudited) – continued

fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities and currencies that it anticipated the price would decline and also wrote put options on currencies and indexes that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of Contracts	Premiums Received	Par Amount of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	$34,519,000	$469,380
Options written	322	222,985	15,502,000	170,916
Options closed	(222)	(221,331)	(26,300,000)	(372,145)
Options excercised	—	—	—	—
Options expired	(100)	(1,654)	(12,302,000)	(142,203)
Outstanding, end of period	—	—	$11,419,000	$125,948

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA

Notes to Financial Statements (unaudited) – continued

Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the

Notes to Financial Statements (unaudited) – continued

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2011, this expense amounted to $1,081. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2011, the fund had no short sales outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended October 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$138,924,997
Gross appreciation	38,701,793
Gross depreciation	(1,325,257)
Net unrealized appreciation (depreciation)	$37,376,536

As of 10/31/10
Undistributed ordinary income	4,680,878
Capital loss carryforwards	(75,747,851)
Other temporary differences	1,435,870
Net unrealized appreciation (depreciation)	29,703,138

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(63,840,270)
10/31/18	(11,907,581)
Total	$(75,747,851)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$1,530,561	$—
Class B	87,497	—
Class C	475,742	—
Class I	2,527,561	—
Class W	46,771	—
Class R1	1,778	—
Class R2	2,958	—
Class R3	2,451	—
Class R4	24,747	—
Total	$4,700,066	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this reduction amounted to $357,928 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,462 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$76,291
Class B	0.75%	0.25%	1.00%	1.00%	26,689
Class C	0.75%	0.25%	1.00%	1.00%	134,332
Class W	0.10%	—	0.10%	0.10%	961
Class R1	0.75%	0.25%	1.00%	1.00%	556
Class R2	0.25%	0.25%	0.50%	0.50%	334
Class R3	—	0.25%	0.25%	0.25%	128
Total Distribution and Service Fees					$239,291

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$—
Class B	7,099
Class C	13,069

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $19,066, which equated to 0.0198% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $73,740.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each

Notes to Financial Statements (unaudited) – continued

underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2011, these costs for the fund amounted to $167,313 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0189% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,112 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $365, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $60,117,159 and $98,472,758, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	711,825	$6,553,148	2,417,477	$21,991,858
Class B	52,395	475,154	126,650	1,135,412
Class C	189,236	1,710,249	900,154	8,028,474
Class I	2,112,482	19,487,734	3,165,784	28,996,117
Class W	95,575	884,150	269,714	2,477,980
Class R1	2,815	25,265	59	532
Class R2	80	731	3,351	31,025
Class R4	7,983	73,869	56,699	517,125
	3,172,391	$29,210,300	6,939,888	$63,178,523
Shares issued to shareholders in reinvestment of distributions
Class A	125,342	$1,149,384	—	$—
Class B	7,554	68,288	—	—
Class C	35,865	323,505	—	—
Class I	218,096	2,010,847	—	—
Class W	5,022	46,299	—	—
Class R1	197	1,778	—	—
Class R2	324	2,958	—	—
Class R3	267	2,451	—	—
Class R4	2,681	24,747	—	—
	395,348	$3,630,257	—	$—

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,809,759)	$(25,869,199)	(4,344,642)	$(39,305,777)
Class B	(173,586)	(1,566,863)	(300,404)	(2,684,327)
Class C	(697,956)	(6,290,474)	(1,198,525)	(10,698,794)
Class I	(1,322,475)	(12,255,762)	(1,515,816)	(13,913,395)
Class W	(237,953)	(2,175,345)	(318,302)	(2,879,612)
Class R1	(13)	(114)	—	—
Class R4	(29,866)	(276,862)	(25,263)	(230,185)
	(5,271,608)	$(48,434,619)	(7,702,952)	$(69,712,090)
Net change
Class A	(1,972,592)	$(18,166,667)	(1,927,165)	$(17,313,919)
Class B	(113,637)	(1,023,421)	(173,754)	(1,548,915)
Class C	(472,855)	(4,256,720)	(298,371)	(2,670,320)
Class I	1,008,103	9,242,819	1,649,968	15,082,722
Class W	(137,356)	(1,244,896)	(48,588)	(401,632)
Class R1	2,999	26,929	59	532
Class R2	404	3,689	3,351	31,025
Class R3	267	2,451	—	—
Class R4	(19,202)	(178,246)	31,436	286,940
	(1,703,869)	$(15,594,062)	(763,064)	$(6,533,567)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, and the MFS Lifetime Retirement Income Fund were the owners of record of approximately 15%, 15%, 14%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund , MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund. On April 12, 2011, the Board of Trustees of the fund approved revisions to the underlying fund selections and underlying fund target weightings of the MFS fund-of-funds. The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and is expected to be completed by July 1, 2011. As a result, the fund will no longer be an underlying fund selection of the MFS Fund-of-funds.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $1,027 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,015,059	93,316,895	(93,710,201)	9,621,753

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,879	$9,621,753

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.